Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2045 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2045 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.90%)
Annual Return 2019	25.54%
Annual Return 2020	18.28%
Annual Return 2021	16.60%
Annual Return 2022	(18.22%)
Annual Return 2023	20.66%